SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted	The following table lists the inputs to the valuation model used for the PSUs granted in 2022 and 2021:

	March 2022 PSUs	May 2021 PSUs
Fair value at grant date (in euros)	23.70	21.84
Share price at grant date (in euros)	17.11	13.90
Dividend yield	—	—
Expected volatility (A)	70%	71%
Risk-free interest rate (US government bond yield)	1.88%	0.31%
Model used	Monte Carlo	Monte Carlo
(A)Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.

Schedule of Number and Movement of Potential Shares

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2021	2,594,327	€10.17	2,231,911	€6.88	32,912	€8.39
Granted	614,555	€21.84	534,499	€13.90	—	€—
Over-performance	526,551	€15.31	—	€—	—	€—
Vested	(1,161,718)	€15.31	(520,064)	€10.27	(32,912)	€8.39
Forfeited	(47,188)	€10.29	(97,347)	€7.17	—	€—
At December 31, 2021	2,526,527	€11.71	2,148,999	€7.79	—	€—
Granted (A)	603,023	€23.70	556,360	€17.11	—	€—
Over-performance (B)	924,634	€10.44	—	€—	—	€—
Vested	(1,849,268)	€10.44	(774,958)	€7.10	—	€—
Forfeited (C)	(19,082)	€11.65	(54,955)	€9.04	—	€—
At December 31, 2022	2,185,834	€15.56	1,875,446	€10.80	—	€—
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 19,082 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.